Bonds Payable - Schedule Of Bonds Payable Additional Information (Detail) ¥ in Thousands, $ in Millions	Jun. 14, 2022 CNY (¥)	Jun. 07, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 07, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Bonds issued	¥ 2,013,000	¥ 2,013,000	¥ 2,143,348	$ 300	$ 300	¥ 0
Bonds [member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Bonds issued			¥ 2,010,782
Bonds [member] | Secured Overnight Financing Rate Surf Overnight Index Swap Rate [member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.55%	2.50%